SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS’ EQUITY

a.	Ordinary shares

The holders of ordinary shares are entitled to one vote per share, to dividends as decided by the Board, and in the event of the Company's liquidation, to the surplus assets of the Company. The Company has the following ordinary shares reserved for future issuance:

	June 30, 2025	December 31, 2024
	(Unaudited)

Ordinary shares	51,551,462	50,773,337
Outstanding share options and RSUs	3,032,942	3,164,395
Shares available for future grants under the 2021 plan	10,871,688	8,941,243
Shares available for future grants under the 2024 Foundation plan	14,410	15,000
Shares subject to the employee share purchase plan	1,118,576	1,156,437
Total	66,589,078	64,050,412

b.	Share-based compensation

Share option activity for the six months ended June 30, 2025 (unaudited) is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
	(Unaudited)
Outstanding — January 1, 2025 (*)	1,768,230	$62.90	6.04	$305,379
Granted (*)	42,897	$0.87
Exercised	(415,101)	$38.74
Expired and forfeited	(34,323)	$54.03
Outstanding — June 30, 2025	1,361,703	$68.54	5.68	$334,903
Exercisable — June 30, 2025 (*)	1,134,484	$64.20	5.34	$283,937

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024, and 20,217 in 2025, as applicable.

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying common shares as of June 30, 2025, and January 1, 2025. The intrinsic value of options exercised in the six months ended June 30, 2025 (unaudited), and June 30, 2024 (unaudited), was approximately $109,427 and $136,250, respectively. The weighted-average grant-date fair value of options granted during the six months ended June 30, 2025 (unaudited) and June 30, 2024 (unaudited) was $252.64 and $217.99, respectively.

The following table summarizes the activity for the Company's RSUs for the six months ended June 30, 2025 (unaudited):

	Number of Units	Weighted-Average Fair Value
	(Unaudited)

Balance at January 1, 2025 (*)	1,396,165	$177.72
Granted (*)	696,448	$269.61
Vested	(325,163)	$175.71
Canceled	(96,211)	$176.79
Balance at June 30, 2025 (*)	1,671,239	$216.46

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 and 62,211 performance shares granted to the Company’s Co-CEOs and several executives in 2024 and 2025, respectively.

As of June 30, 2025 (unaudited), and June 30, 2024 (unaudited) there was $230,702 and $156,611 of total unrecognized compensation cost related to unvested restricted share units, respectively, which is expected to be recognized over a weighted-average period of 1.89 and 1.87 years, respectively.

Share-based compensation expense for the six months ended June 30, 2025 (unaudited) and June 30, 2024 (unaudited), is as follows:

	Six months ended June 30,
	2025	2024

Cost of revenues	$3,406	$3,116
Research and development	43,347	23,193
Sales and marketing	19,205	18,068
General and administrative	21,645	18,789
Share-based compensation, net of amounts capitalized	$87,603	$63,166
Capitalized share-based compensation expense	1,055	648
Total share-based compensation	$88,658	$63,814

As of June 30, 2025 (unaudited) and June 30, 2024 (unaudited), unamortized share-based compensation expense was $241,268 and $173,557, respectively, which is expected to be recognized over weighted average periods of 1.88 and 1.84 years, respectively.

The following table summarizes the Black-Scholes assumptions used at the grant dates:

	Six months ended June 30,
	2025	2024
	(Unaudited)
Risk-free interest rate	3.74%-4.1%	4.03%-4.77%
Expected dividend yield	0%	0%
Expected term (in years)	2-7	5-7
Expected volatility	57.02%-59.32%	57.81%

c.	Employee Share Purchase Plan

During the six months ended June 30, 2025 (unaudited) and June 30, 2024 (unaudited) employees purchased 37,861 and 39,840 ordinary shares, respectively, under the monday.com Ltd. 2021 Employee Share Purchase Plan (the “ESPP”) at average prices of $226.01 and $150.10 per share, respectively. For the six months ended June 30, 2025 (unaudited) and June 30, 2024 (unaudited), the Company recognized $3,613 and $2,320 of compensation expense in connection with the ESPP, respectively.